Cash, Cash Equivalents, Restricted Cash and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Cash, Cash Equivalents, Restricted Cash and Short-term Investments
Schedule of cash, cash equivalents, restricted cash and short-term investments

	As of December 31,
	2017	2018
	(In thousands)
Cash and cash equivalents:
Cash	$1,766,927	$1,383,610
Cash equivalents:
Bank time deposits (maturing within 3 months)	24,966	75,367
Money market funds	198,659	86,823
	223,625	162,190
	1,990,552	1,545,800
Restricted cash	216,151	97,032
Total cash, cash equivalents and restricted cash	$2,206,703	$1,642,832

Short-term investments:
Bank time deposits	$1,381,991	$799,534